Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
Cash and Cash Equivalents

9. CASH AND CASH EQUIVALENTS

The following table reconciles TransGlobe's cash and cash equivalents:

($000s)	December 31, 2020	December 31, 2019
Cash	34,510	12,251
Cash equivalents	-	21,000
Cash and cash equivalents	34,510	33,251

As at December 31, 2020 the Company's cash equivalents balance consisted of short-term deposits with an original term to maturity at purchase of three months or less. All of the Company's cash and cash equivalents are on deposit with high credit-quality financial institutions.